CONVERTIBLE NOTE AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes And Warrants [Abstract]
Disclosure Of Detailed Information About Convertible Notes And Warrants Explanatory
Selina Convertible Note Instrument 2020 (CLN 2020)

	December 31, 2020	Variance	December 31, 2021	Variance	December 31, 2022
	(In thousands of US$)
Cash proceeds of issue of convertible loan notes	59,650	44,350	104,000	—	—
Roll over into convertible note	30,672	—	30,672	—	—
Net consideration from issue of convertible loan notes	90,322	44,350	134,672	—	—
Note component at date of issue	52,953	10,733	63,686	—	63,686
Interest charged (using effective interest rate)	8,469	25,161	33,630	35,855	69,485
Interest paid in cash	—	—	—	(1,171)	(1,171)
Roll over of CLN 2020 to CLN 2022	—	—	—	(28,512)	(28,512)
Conversion to equity	—	—	—	(102,679)	(102,679)
Reclassification from Convertible Note to Loans Payable	—	—	—	(809)	(809)
Carrying amount of the loan payable component at year end	61,422	35,894	97,316	(97,316)	—
Conversion components as the date of issue	27,878	25,685	53,563	—	53,563
Warrants at the date of issue	6,829	7,862	14,691	—	14,691
Loss (gain) from revaluation to fair value through profit and loss	8,420	6,325	14,745	8,028	22,773
Derivatives Roll over of CLN 2020 to CLN 2022	—	—	—	(14,409)	(14,409)
Conversion to equity	—	—	—	(76,618)	(76,618)
Carrying amount of the derivative financial liability components at year end	43,127	39,872	82,999	(82,999)	—

Disclosure Of Warrants	Description of Warrants

In US$ thousand	Public warrants	Private warrants	Convertible Note Warrants 2022	Total
Warrants at the date of issue	1,840	1,585	1,582	5,007
Loss (gain) from revaluation to fair value through profit and loss	(1,227)	(1,059)	(1,240)	(3,526)
Carrying amount of the warrants at year end	613	526	342	1,481